Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000096677
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,685	$ 14,730	$ 14,540	$ 14,357	$ 14,123	$ 14,008	$ 13,847	$ 13,939	$ 13,826	$ 13,783	$ 13,785	$ 13,314	$ 12,756	$ 12,939	$ 13,076	$ 13,059	$ 12,868	$ 12,675	$ 12,808	$ 12,744	$ 12,552	$ 12,729	$ 12,269	$ 12,374	$ 12,074	$ 11,715	$ 12,176	$ 12,452	$ 11,795	$ 12,697	$ 12,728	$ 13,181	$ 13,271	$ 13,381	$ 13,691	$ 13,447	$ 13,576	$ 13,627	$ 13,638	$ 13,572	$ 13,562	$ 13,398	$ 13,370	$ 13,245	$ 13,218	$ 13,187	$ 13,196	$ 13,035	$ 12,613	$ 12,528	$ 12,668	$ 12,584	$ 11,982	$ 11,972	$ 11,522	$ 11,054	$ 12,300	$ 12,507	$ 12,551	$ 12,359	$ 12,313	$ 12,286	$ 12,221	$ 12,121	$ 12,040	$ 11,712	$ 11,857	$ 11,725	$ 11,592	$ 11,407	$ 10,878	$ 11,112	$ 11,200	$ 11,388	$ 11,342	$ 11,229	$ 11,100	$ 11,087	$ 11,107	$ 11,030	$ 11,101	$ 11,218	$ 11,157	$ 11,145	$ 11,166	$ 11,123	$ 11,050	$ 11,022	$ 10,884	$ 10,872	$ 10,783	$ 10,649	$ 10,687	$ 10,535	$ 10,400	$ 10,237	$ 10,288	$ 10,277	$ 10,252	$ 10,044	$ 9,791	$ 9,762	$ 9,734	$ 9,424	$ 9,164	$ 9,113	$ 9,209	$ 9,397	$ 9,489	$ 9,195	$ 9,444	$ 9,604	$ 9,607	$ 9,764	$ 9,751	$ 9,643	$ 9,658	$ 9,450	$ 9,410	$ 9,524	$ 9,550
C000096679
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,328	14,380	14,204	14,010	13,813	13,686	13,536	13,656	13,532	13,497	13,506	13,055	12,517	12,720	12,859	12,825	12,663	12,481	12,621	12,548	12,369	12,548	12,083	12,216	11,905	11,578	12,020	12,321	11,660	12,576	12,593	13,048	13,146	13,262	13,596	13,344	13,499	13,539	13,578	13,520	13,500	13,364	13,344	13,228	13,209	13,186	13,204	13,051	12,637	12,542	12,689	12,631	12,017	12,033	11,570	11,126	12,382	12,598	12,650	12,466	12,426	12,388	12,349	12,255	12,181	11,857	11,994	11,867	11,757	11,577	11,033	11,278	11,391	11,590	11,532	11,442	11,318	11,311	11,322	11,250	11,346	11,472	11,417	11,412	11,439	11,403	11,335	11,313	11,163	11,173	11,072	10,956	11,000	10,850	10,703	10,558	10,617	10,612	10,592	10,369	10,114	10,106	10,068	9,754	9,507	9,459	9,564	9,749	9,850	9,567	9,816	9,988	10,013	10,182	10,160	10,067	10,075	9,878	9,828	9,967	10,000
C000176652
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,721	14,763	14,569	14,357	14,142	13,999	13,833	13,944	13,805	13,780	13,756	13,281	12,720	12,918	13,048	13,024	12,827	12,652	12,763	12,677	12,485	12,658	12,196	12,297	11,973	11,632	12,089	12,361	11,703	12,597	12,604	13,051	13,139	13,245	13,569	13,304	13,429	13,476	13,485	13,417	13,405	13,239	13,226	13,100	13,051	13,036	13,042	12,861	12,440	12,353	12,488	12,401	11,803	11,808	11,342	10,895	12,105	12,326	12,348	12,174	12,125	12,076	12,010	11,908	11,842	11,499	11,640	11,506	11,390	11,189	10,665	10,895	10,979	11,178	11,114	11,000	10,887	10,871	10,872	10,794	10,877	10,990	10,927	10,913	10,914	10,886	10,795	10,781	10,627	10,613	10,524	10,405	10,424	10,274	10,141	9,995
C000096680
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,720	15,790	15,585	15,362	15,135	14,985	14,810	14,905	14,782	14,733	14,731	14,229	13,634	13,844	13,982	13,935	13,749	13,541	13,659	13,591	13,388	13,572	13,059	13,168	12,846	12,463	12,948	13,260	12,540	13,512	13,520	13,996	14,089	14,203	14,548	14,267	14,421	14,451	14,482	14,409	14,375	14,220	14,187	14,053	14,022	13,987	13,994	13,822	13,375	13,263	13,407	13,335	12,679	12,686	12,190	11,715	13,024	13,239	13,283	13,079	13,028	12,978	12,927	12,819	12,731	12,366	12,516	12,375	12,251	12,055	11,479	11,722	11,812	12,026	11,957	11,854	11,717	11,701	11,702	11,619	11,708	11,829	11,763	11,748	11,750	11,720	11,641	11,610	11,447	11,432	11,336	11,209	11,229	11,068	10,925	10,752	10,820	10,790	10,777	10,542	10,276	10,260	10,213	9,888	9,615	9,576	9,659	9,853	9,947	9,639	9,896	10,061	10,063	10,224	10,209	10,093	10,107	9,903	9,844	9,961	10,000
C000096681
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,583,711	1,588,245	1,567,483	1,547,239	1,521,698	1,508,927	1,491,136	1,500,675	1,485,767	1,483,149	1,483,041	1,429,624	1,371,649	1,390,571	1,404,637	1,402,165	1,383,292	1,362,233	1,374,172	1,365,040	1,346,718	1,365,343	1,313,343	1,324,422	1,291,749	1,252,874	1,302,105	1,333,662	1,260,714	1,357,030	1,360,028	1,406,104	1,415,548	1,429,193	1,462,040	1,433,573	1,449,165	1,452,231	1,453,205	1,447,853	1,444,477	1,428,724	1,425,392	1,411,804	1,408,638	1,405,075	1,405,755	1,388,285	1,342,968	1,333,611	1,346,245	1,338,956	1,274,457	1,273,105	1,224,832	1,174,714	1,307,289	1,329,134	1,333,531	1,312,884	1,307,621	1,302,459	1,297,247	1,286,296	1,277,405	1,242,328	1,255,672	1,241,300	1,228,794	1,208,970	1,152,521	1,177,075	1,186,195	1,205,975	1,199,043	1,188,607	1,174,622	1,172,984	1,174,858	1,164,699	1,173,682	1,185,972	1,179,251	1,177,717	1,179,644	1,174,932	1,166,908	1,163,754	1,147,253	1,147,427	1,136,020	1,123,144	1,126,746	1,110,471	1,094,369	1,078,463	1,083,643	1,082,169	1,079,212	1,055,402	1,030,014	1,026,796	1,022,004	990,700	963,101	957,531	967,421	986,974	996,432	965,314	991,251	1,007,876	1,008,033	1,024,322	1,021,274	1,011,081	1,011,022	990,349	985,826	997,603	1,000,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 9,996	10,342	10,169	9,934	9,667	9,653	9,528	9,775	9,722	9,845	9,983	9,585	9,125	9,235	9,513	9,645	9,579	9,579	9,770	9,727	9,429	9,753	9,443	9,393	8,970	9,033	9,522	9,913	9,707	10,028	10,001	10,581	10,913	11,044	11,275	11,291	11,324	11,352	11,557	11,605	11,453	11,555	11,447	11,305	11,526	11,728	11,832	11,676	11,467	11,456	11,497	11,515	11,159	11,061	11,013	10,801	11,048	10,974	10,836	10,773	10,855	10,784	10,894	10,677	10,707	10,475	10,335	10,366	10,237	10,297	10,142	9,941	9,910	10,022	10,109	10,099	10,116	10,161	10,238	10,405	10,296	10,388	10,265	10,230	10,118	10,156	10,248	10,148	9,980	9,989	9,837	9,727	9,712	9,666	9,559	9,603
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,022,991	1,058,470	1,040,758	1,016,703	989,382	987,964	975,184	1,000,432	994,954	1,007,617	1,021,715	980,946	933,855	945,152	973,594	987,098	980,309	980,386	999,932	995,539	965,023	998,208	966,479	961,281	918,075	924,433	974,503	1,014,538	993,419	1,026,352	1,023,558	1,082,888	1,116,901	1,130,336	1,153,985	1,155,598	1,158,988	1,161,796	1,182,813	1,187,752	1,172,150	1,182,583	1,171,580	1,156,964	1,179,657	1,200,318	1,210,983	1,194,932	1,173,593	1,172,472	1,176,704	1,178,501	1,142,076	1,132,019	1,127,075	1,105,373	1,130,708	1,123,154	1,108,998	1,102,568	1,110,992	1,103,643	1,114,984	1,092,763	1,095,808	1,072,039	1,057,716	1,060,857	1,047,740	1,053,806	1,038,002	1,017,432	1,014,260	1,025,718	1,034,637	1,033,553	1,035,281	1,039,905	1,047,853	1,064,910	1,053,695	1,063,129	1,050,609	1,046,981	1,035,482	1,039,415	1,048,863	1,038,574	1,021,401	1,022,298	1,006,719	995,498	993,971	989,296	978,267	982,782	1,023,445	1,052,662	1,046,898	1,052,008	1,044,137	1,014,511	1,028,306	1,014,808	988,107	966,583	958,279	953,212	969,259	967,216	962,312	961,194	959,045	963,264	980,800	970,479	979,924	987,924	989,489	996,349	1,000,000
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value	$ 16,081	16,121	15,874	15,635	15,355	15,218	15,054	15,175	15,025	14,970	14,937	14,432	13,852	13,991	14,103	14,059	13,873	13,688	13,755	13,642	13,516	13,643	13,149	13,250	12,943	12,609	13,136	13,423	12,670	13,593	13,611	14,087	14,178	14,368	14,723	14,480	14,611	14,652	14,652	14,576	14,523	14,351	14,312	14,169	14,130	14,072	14,009	13,779	13,235	13,182	13,305	13,161	12,639	12,501	11,999	11,487	13,056	13,270	13,271	13,011	12,957	12,941	12,906	12,850	12,788	12,483	12,642	12,463	12,336	12,121	11,640	11,859	11,992	12,173	12,108	12,031	11,886	11,859	11,874	11,790	11,849	11,950	11,875	11,842	11,879	11,816	11,715	11,711	11,580	11,569	11,465	11,337	11,354	11,189	11,044	10,830	10,875	10,829	10,778	10,546	10,285	10,191	10,127	9,760	9,339	9,303	9,444	9,681	9,859	9,598	9,857	10,025	10,063	10,224	10,198	10,089	10,130	9,901	9,824	9,953	10,000
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value	$ 16,081	16,121	15,874	15,635	15,355	15,218	15,054	15,175	15,025	14,970	14,937	14,432	13,852	13,991	14,103	14,059	13,873	13,688	13,755	13,642	13,516	13,643	13,149	13,250	12,943	12,609	13,136	13,423	12,670	13,593	13,611	14,087	14,178	14,368	14,723	14,480	14,611	14,652	14,652	14,576	14,523	14,351	14,312	14,169	14,130	14,072	14,009	13,779	13,235	13,182	13,305	13,161	12,639	12,501	11,999	11,487	13,056	13,270	13,271	13,011	12,957	12,941	12,906	12,850	12,788	12,483	12,642	12,463	12,336	12,121	11,640	11,859	11,992	12,173	12,108	12,031	11,886	11,859	11,874	11,790	11,849	11,950	11,875	11,842	11,879	11,816	11,715	11,711	11,580	11,569	11,465	11,337	11,354	11,189	11,044	10,830	10,875	10,829	10,778	10,546	10,285	10,191	10,127	9,760	9,339	9,303	9,444	9,681	9,859	9,598	9,857	10,025	10,063	10,224	10,198	10,089	10,130	9,901	9,824	9,953	10,000
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value	$ 14,788	14,824	14,597	14,378	14,120	13,994	13,843	13,954	13,816	13,766	13,736	13,271	12,738	12,866	12,969	12,928	12,757	12,587	12,649	12,545	12,429	12,545	12,091	12,184	11,902	11,595	12,079	12,343	11,651	12,499	12,516	12,954	13,038	13,213	13,539	13,315	13,436	13,474	13,474	13,404	13,355	13,196	13,161	13,029	12,994	12,940	12,882	12,670	12,171	12,122	12,235	12,102	11,622	11,496	11,034	10,563	12,006	12,202	12,204	11,965	11,915	11,900	11,868	11,816	11,760	11,479	11,625	11,461	11,344	11,146	10,704	10,905	11,027	11,194	11,134	11,063	10,930	10,905	10,919	10,842	10,896	10,989	10,920	10,889	10,924	10,866	10,773	10,769	10,648	10,639	10,543	10,425	10,441	10,289	10,156	9,959
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value	$ 16,081	16,121	15,874	15,635	15,355	15,218	15,054	15,175	15,025	14,970	14,937	14,432	13,852	13,991	14,103	14,059	13,873	13,688	13,755	13,642	13,516	13,643	13,149	13,250	12,943	12,609	13,136	13,423	12,670	13,593	13,611	14,087	14,178	14,368	14,723	14,480	14,611	14,652	14,652	14,576	14,523	14,351	14,312	14,169	14,130	14,072	14,009	13,779	13,235	13,182	13,305	13,161	12,639	12,501	11,999	11,487	13,056	13,270	13,271	13,011	12,957	12,941	12,906	12,850	12,788	12,483	12,642	12,463	12,336	12,121	11,640	11,859	11,992	12,173	12,108	12,031	11,886	11,859	11,874	11,790	11,849	11,950	11,875	11,842	11,879	11,816	11,715	11,711	11,580	11,569	11,465	11,337	11,354	11,189	11,044	10,830	10,875	10,829	10,778	10,546	10,285	10,191	10,127	9,760	9,339	9,303	9,444	9,681	9,859	9,598	9,857	10,025	10,063	10,224	10,198	10,089	10,130	9,901	9,824	9,953	10,000
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value	$ 1,608,101	$ 1,612,056	$ 1,587,367	$ 1,563,507	$ 1,535,491	$ 1,521,828	$ 1,505,406	$ 1,517,489	$ 1,502,455	$ 1,496,987	$ 1,493,736	$ 1,443,212	$ 1,385,187	$ 1,399,081	$ 1,410,299	$ 1,405,914	$ 1,387,288	$ 1,368,751	$ 1,375,485	$ 1,364,234	$ 1,351,562	$ 1,364,253	$ 1,314,875	$ 1,324,976	$ 1,294,270	$ 1,260,904	$ 1,313,586	$ 1,342,283	$ 1,267,001	$ 1,359,260	$ 1,361,071	$ 1,408,740	$ 1,417,840	$ 1,436,839	$ 1,472,283	$ 1,448,001	$ 1,461,132	$ 1,465,226	$ 1,465,236	$ 1,457,633	$ 1,452,280	$ 1,435,058	$ 1,431,248	$ 1,416,894	$ 1,413,028	$ 1,407,203	$ 1,400,889	$ 1,377,855	$ 1,323,534	$ 1,318,168	$ 1,330,489	$ 1,316,092	$ 1,263,859	$ 1,250,107	$ 1,199,863	$ 1,148,697	$ 1,305,582	$ 1,326,950	$ 1,327,122	$ 1,301,144	$ 1,295,672	$ 1,294,073	$ 1,290,577	$ 1,284,953	$ 1,278,804	$ 1,248,286	$ 1,264,173	$ 1,246,281	$ 1,233,613	$ 1,212,056	$ 1,163,983	$ 1,185,874	$ 1,199,180	$ 1,217,257	$ 1,210,764	$ 1,203,075	$ 1,188,586	$ 1,185,867	$ 1,187,407	$ 1,179,014	$ 1,184,899	$ 1,195,033	$ 1,187,506	$ 1,184,156	$ 1,187,920	$ 1,181,625	$ 1,171,517	$ 1,171,074	$ 1,157,969	$ 1,156,922	$ 1,146,464	$ 1,133,726	$ 1,135,398	$ 1,118,850	$ 1,104,397	$ 1,082,956	$ 1,087,460	$ 1,082,923	$ 1,077,844	$ 1,054,589	$ 1,028,535	$ 1,019,105	$ 1,012,668	$ 975,965	$ 933,942	$ 930,284	$ 944,374	$ 968,060	$ 985,932	$ 959,789	$ 985,734	$ 1,002,509	$ 1,006,315	$ 1,022,419	$ 1,019,813	$ 1,008,858	$ 1,013,036	$ 990,144	$ 982,396	$ 995,346	$ 1,000,000